Other Noncurrent Assets (Notes)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Noncurrent Assets
OTHER NONCURRENT ASSETS

Other noncurrent assets are as follows (in thousands):

	December 31, 2011	December 31, 2010
Deposits	$1,527	$—
Deferred finance costs	1,432	—
Deferred maintenance costs, net of amortization	113	116
Total Other Noncurrent Assets	$3,072	$116